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MML Dynamic Bond Fund
MML Dynamic Bond Fund
MML SERIES INVESTMENT FUND II
MML Dynamic Bond Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective July 1, 2021, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 10 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Dynamic Bond Fund		Class II	Service Class I
Management Fees		0.40%	0.40%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		0.62%	0.87%
Fee Waiver		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.60%	0.85%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.02% of its management fees through April 30, 2023. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Dynamic Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	61	195	342	771
Service Class I	87	274	479	1,069

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE